Labor obligations (Tables)	12 Months Ended
Dec. 31, 2024
Labor obligations
Schedule of principal assumptions for actuarial valuations

	Year ended December 31,
	2024	2023	2022
Discount rate (see note 5 a.)	10.15%	9.85%	9.6%
Expected rate of salary increase	5.8%	5.8%	5.8%
Average longevity at retirement age for current employees (years)	14	14	14
Inflation	4.0%	4.0%	4.0%

Schedule of amounts recognized in the statement of income and other comprehensive income

	Year ended December 31,
	2024		2023		2022
Service cost:
Current service cost	Ps.	9,190	Ps.	9,013	Ps.	9,883
Net interest expense		14,443		12,153		10,053
Reductions and terminations		—		—		(2,422)
Components of defined benefit costs recognized in profit or loss		23,633		21,166		17,514
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions		5,499		6,105		(31,009)
Actuarial gains and losses arising from experience adjustments		5,124		(3,916)		9,751
Components of defined benefit costs recognized in other comprehensive income (loss)		10,623		2,189		(21,258)
Total	Ps.	34,256	Ps.	23,355	Ps.	(3,744)

Schedule of the amount included in the consolidated statement of financial position arising from the Company's obligation in respect of its defined benefit plans

	December 31,
	2024		2023		2022
Present value of defined benefit obligations	Ps.	165,279	Ps.	143,058	Ps.	121,477

Schedule of movements in the present value of the defined benefit obligation

	December 31,
	2024		2023		2022
Present value of defined benefit obligation as of January 1,	Ps.	143,058	Ps.	121,477	Ps.	129,199
Current service cost		9,190		9,013		9,883
Interest cost		14,443		12,153		10,053
Reductions and terminations		—		—		(2,422)
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions		5,499		6,105		(31,009)
Actuarial gains and losses arising from experience adjustments		5,124		(3,916)		9,751
Benefits paid		(12,035)		(1,774)		(3,978)
Present value of defined benefit obligation	Ps.	165,279	Ps.	143,058	Ps.	121,477

Schedule of expected cash flows from pension plans and seniority premium benefits

	Pensions		Seniority premium
Year	plan		benefits		Total
2025	Ps.	7,728	Ps.	2,504	Ps.	10,232
2026		1,897		2,846		4,743
2027		3,020		3,028		6,048
2028		9,528		3,335		12,863
From 2029 and subsequently		151,898		69,054		220,952
Total	Ps.	174,071	Ps.	80,767	Ps.	254,838